Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012
Net (loss) income	$ (5,948)	$ 15,337
Other comprehensive income (loss), before tax
Foreign currency translation adjustments	3,288	(16,524)
Pension and postretirement plan	217		41	379	701
Unrealized (loss) gain on available for sale securities	(51)	145
Derivative financial instruments revaluation	15	(780)
Total other comprehensive income (loss), before tax	3,469	(17,159)
Income tax benefit on comprehensive income (loss)	19	222
Other comprehensive income (loss), net of tax	3,488	(16,937)
Comprehensive income attributable to the non-controlling interests	(1,465)	(57)
Comprehensive loss attributable to common shareholders	$ (3,925)	$ (1,657)